Lease liabilities (Tables)	6 Months Ended
Feb. 28, 2026
Lease Liabilities
Schedule of carrying amounts of lease liabilities

Amount
As at August 31, 2025	$2,807
Additions	720
Accretion of lease liabilities (Note 24)	182
Lease payments	(809)
As at February 28, 2026	$2,900

Schedule of lease liabilities

	February 28, 2026	August 31, 2025
Current portion of lease liabilities	$1,462	$1,201
Lease liabilities	1,438	1,606
Balance at end of period	$2,900	$2,807

Schedule of statement of income and comprehensive income

	Three months ended February 28,		Six months ended February 28,
	2026	2025	2026	2025
Depreciation expense for right-of-use assets (Note 7)	$242	$224	$484	$386
Accretion of lease liabilities (Note 24)	94	88	182	158
Total amount	$336	$312	$666	$544

Schedule of lease commitments

Amount
Not later than one month	$158
Later than one month and not later than three months	286
Later than three months and not later than one year	1,285
Later than one year and not later than five years	1,478
Total undiscounted lease commitments	$3,207